Related Party Transactions - Disclosure of Transactions with Associates (Details) - Total for all associates - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Power sales	$ 58	$ 135	$ 127
Purchased power	4	2	12
Asset management fees paid	$ 0	$ 1	$ 2